CONTINGENCIES (Tables)	12 Months Ended
Feb. 28, 2014
Contingencies Tables
Future minimum lease payments under non-cancelable operating leases
Fiscal year 2015	$790,307
Fiscal year 2016	583,822
Fiscal year 2017	436,322
Fiscal year 2018	449,408
Fiscal year 2019	462,958
Thereafter	158,083
Total	$2,880,900